Property, Plant And Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
7.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipm
e
nt as at December 31, 2021 and 2020 are as follows:

	Property, plant and equipment GK	Assets under construction GK	Property, plant and equipment KNP	Exploration and evaluation assets KNP	Assets under construction KNP	Total

Cost

At January 1, 2020	$856,334	$730	$90	$168,866	$1,564	$1,027,584

Decommissioning and restoration adjustment	9,777	-	-	278	-	10,055

Additions/transfers*	36,334	5,776	-	-	-	42,110

At December 31, 2020	902,445	6,506	90	169,144	1,564	1,079,749

Decommissioning and restoration adjustment	12,228	-	-	248	-	12,476

Additions/transfers*	45,115	3,679	122	-	-	48,916

Disposals	-	-	(90)	-	-	(90)

At December 31, 2021	$959,788	$10,185	$122	$169,392	1,564	$1,141,051

Accumulated depreciation

At January 1, 2020	$(355,293)	$-	$(23)	$-	$-	$(355,316)

Depreciation and depletion**	(55,643)	-	(13)	-	-	(55,656)

Impairment loss	(217,366)	-	-	-	-	(217,366)

At December 31, 2020	(628,302)	-	(36)	-	-	(628,338)

Depreciation and depletion**	(38,862)	-	(6)	-	-	(38,868)

Disposals	-	-	42	-	-	42

Impairment reversal***	240,593	-	-	-	-	240,593

At December 31, 2021	$(426,571)	$-	$-	$-	$-	$(426,571)

Carrying amounts

At December 31, 2020	$274,143	$6,506	$54	$169,144	$1,564	$451,411

At December 31, 2021	$533,217	$10,185	$122	$169,392	1,564	$714,480
*Included in additions of property, plant and equipment for GK is $34,319 (2020 - $28,939) related to deferred stripping of which $1,431 relates to the depreciation of earthmoving equipment (2020 - $1,781).
**Included in depreciation and depletion is $134 of depreciation on the right-of-use
assets (2020 - $797).
***As at December 31, 2021, an impairment reversal of property, plant and equipment was recorded at GK mine.

i)	Fiscal 2021 – Impairment reversal of GK mine CGU
During the year ended December 31, 2021, the Company recorded a reversal of previous impairment charges of $240,593, related entirely to property, plant and equipment at the
GK mine. This impairment reversal represents the partial reversal of prior impairments allocated to property plant and equipment, as adjusted for depreciation. The impairment reversal was primarily a result of increases in the Company’s long-term diamond price estimate
, which is itself based on average price achieved to date by the Company, excluding the year 2020, which was significantly impacted due to COVID-19.
Tax expense related to the impairment
 reversal
amounted to
$20,720. After giving effect to the impairment reversal, the carrying value of the GK mine is $557 million as at December 31, 2021.

The significant estimates and assumptions used for the CGUs tested in the Company’s impairment assessment for the year ended December 31, 2021 were as follows:
●	estimated long-term diamond prices of US$71;
●	forward U.S. foreign exchange rates between 1.27-1.30;
●	proven and probable mineral reserves and converted resources of 22.6 million ; and
●	real discount rate of 7.9%.
The real discount rate was estimated based on the capital asset pricing model, for which the costs of equity are based on, among other things, estimated interest rates, market returns on equity, share volatility, leverage and risks specific to the mining sector and the GK Mine CGU. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs.

ii)	Fiscal 2020 – Impairment at GK mine CGU
After the Company assessed for impairment, as at December 31
, 2020
, it was determined that an impairment loss of $217,366 on property, plant and equipment occurred. The impairment losses are specific to the GK Mine CGU.
The GK Mine CGU’s recoverable amount of $281.6 million as at December 31
, 2020
was determined using the fair value less cost of disposal, which was calculated based on projected future cash flows utilizing the latest information available and Management’s estimates, including; estimated future diamond prices, discount rates, foreign exchange rates, production levels and costs used to determine future cash flows.
For the assessment at December 31, 2020, these projected cash flows were prepared using a 2.5% real growth escalation factor for 2021 and a 2.5% real growth escalation factor on diamond pricing thereafter, and discounted using a post-tax
discount rate of 8.4% on cash flows from proven and probable mineral reserves and converted resources, representing the estimated weighted average cost of capital.